Financial Risk Management - Net Borrowing-to-Equity Ratio (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Total borrowings	₩ 25,997,367	₩ 25,970,379
Less: Cash and cash equivalents	6,767,898	6,670,879
Net borrowings	19,229,469	19,299,500
Total equity	₩ 61,442,768	₩ 59,598,600	₩ 58,191,897	₩ 54,713,966
Net borrowings-to-equity ratio	31.30%	32.38%